Determination Of Fair Value (Tables)	12 Months Ended
Dec. 31, 2019
Determination of fair value [Abstract]
Summary Of Fair Value Measurement Of Assets And Liabilities

	2019
	Level 1	Level 2	Fair Value	Book Value
Financial Assets
Financial assets at Fair value through profit or loss
Securities	20,277,031	2,166,361	22,443,392	22,443,392
Derivative financial instruments	21,809	4,063,195	4,085,004	4,085,004
Fair value through other comprehensive income
Securities	2,616,118	—	2,616,118	2,616,118
Evaluated at amortized cost
Securities	—	3,914,923	3,914,923	2,266,971
Securities purchased under agreements to resell	—	9,490,090	9,490,090	9,490,090
Securities trading and intermediation	—	504,983	504,983	504,983
Accounts receivable	—	462,029	462,029	462,029
Other financial assets	—	20,191	20,191	20,191
Financial liabilities
Fair value through profit or loss
Securities loaned	2,021,707	—	2,021,707	2,021,707
Derivative financial instruments	—	3,229,236	3,229,236	3,229,236
Evaluated at amortized cost
Securities sold under repurchase agreements	—	15,638,407	15,638,407	15,638,407
Securities trading and intermediation	—	9,114,546	9,114,546	9,114,546
Borrowings and lease liabilities	—	633,781	633,781	637,484
Debentures	—	836,001	836,001	835,230
Accounts payables	—	266,813	266,813	266,813
Other financial liabilities	—	98,601	98,601	98,631

	2018
	Level 1	Level 2	Fair Value	Book Value
Financial Assets
Financial assets at Fair value through profit or loss
Securities	5,259,591	1,031,380	6,290,971	6,290,971
Derivative financial instruments	6,599	1,685,432	1,692,031	1,692,031
Fair value through other comprehensive income
Securities	695,778	—	695,778	695,778
Evaluated at amortized cost
Securities	—	153,709	153,709	155,292
Securities purchased under agreements to resell	—	6,568,246	6,568,246	6,570,609
Securities trading and intermediation	—	898,312	898,312	898,312
Accounts receivable	—	219,200	219,200	219,200
Other financial assets	—	60,423	60,423	60,423
Financial liabilities
Fair value through profit or loss
Securities loaned	1,259,579	—	1,259,579	1,259,579
Derivative financial instruments	—	991,399	991,399	991,399
Evaluated at amortized cost
Securities sold under repurchase agreements	—	6,792,316	6,792,316	6,640,694
Securities trading and intermediation	—	5,306,628	5,306,628	5,306,628
Borrowings	—	459,487	459,487	469,609
Debentures	—	406,540	406,540	406,538
Accounts payables	—	134,579	134,579	134,579
Other financial liabilities	—	7,011	7,011	7,011